Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of securities sold under repurchase agreements
a)	Securities sold under repurchase agreements
The table below shows the breakdown of funds:

		12/31/2021			12/31/2020
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Assets pledged as collateral		94,899	81	94,980	45,961	564	46,525
Government securities	95% of CDI to 9.15%	67,060	—	67,060	22,088	—	22,088
Corporate securities	45% of CDI to 100% of CDI	25,676	—	25,676	20,773	—	20,773
Own issue	100.5% of CDI to 16.40%	1	20	21	1,965	20	1,985
Foreign	0.21% to 3.12%	2,162	61	2,223	1,135	544	1,679
Assets received as collateral	8.8% to 9.15%	105,036	—	105,036	151,370	—	151,370
Right to sell or repledge the collateral	0.15% to 10.0%	43,260	9,572	52,832	50,491	24,978	75,469

Total		243,195	9,653	252,848	247,822	25,542	273,364

Summary of Interbank market debt
b)	Interbank market funds

		12/31/2021			12/31/2020
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Financial bills	3.40 to IGPM + 3.95%	20,310	3,749	24,059	21,898	21,691	43,589
Real estate credit bills	2.92% to IPCA + 3.70%	3,628	7,035	10,663	2,600	1,605	4,205
Agribusiness credit bills	2.56% to 12.36%	4,342	9,359	13,701	10,166	4,119	14,285
Guaranteed real estate bills	95% of CDI to IPCA + 6.08%	1,623	29,375	30,998	437	10,592	11,029
Import and export financing	0% to 13.14%	64,274	22,674	86,948	56,148	15,322	71,470
On-lending-domestic	0% to 17%	3,929	6,847	10,776	3,672	7,785	11,457

Total (*)		98,106	79,039	177,145	94,921	61,114	156,035

(*)	Comprises R$ 34,942 (R$ 34,372 at 12/31/2020) pegged to Libor.

Summary of Institutional market debt
c)	Institutional market funds

		12/31/2021			12/31/2020
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt	100% of LIB to IGPM + 4.63%	21,203	53,833	75,036	12,125	62,791	74,916
Foreign loans through securities	(3.17%) to 34.16%	6,560	56,283	62,843	6,636	55,797	62,433
Funding from structured operations certificates (1)	0.3% to IPCA + 4.80%	143	614	757	578	381	959

Total		27,906	110,730	138,636	19,339	118,969	138,308

(1)	The fair value of funding from structured operations certificates issued is R$ 790 (R$ 1,018 at 12/31/2020).

Summary of Subordinated debt, including perpetual debts
d)	Subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2021	12/31/2020
Subordinated financial bills—BRL
	6	2011	2021	109.25% to 110.5% of CDI	—	14
	2,313	2012	2022	IPCA + 5.15% to 5.83%	6,380	5,484
	20	2012	2022	IGPM + 4.63%	44	38
	2,146	2019	Perpetual	114% of SELIC	2,187	2,143
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	976	963
	50	2019	2028	CDI + 0.72%	55	52
	2,281	2019	2029	CDI + 0.75%	2,502	2,379
	450	2020	2029	CDI + 2%	481	452
	106	2020	2030	IPCA + 4.64%	125	109
	1,556	2020	2030	CDI + 2%	1,664	1,562
	5,488	2021	2031	CDI + 2%	5,651	—
				Total	20,065	13,196
Subordinated euronotes—USD
	1,000	2010	2021	5.75%	—	5,361
	1,042	2011	2021	5.75% to 6.2%	—	3,891
	550	2012	2021	6.2%	—	2,858
	2,592	2012	2022	5.5% to 5.65%	14,742	13,839
	1,858	2012	2023	5.13%	10,432	9,762
	1,250	2017	Perpetual	6.13%	6,997	6,510
	750	2018	Perpetual	6.5%	4,262	3,967
	750	2019	2029	4.5%	4,205	3,915
	700	2020	Perpetual	4.6%	3,967	3,696
	500	2021	2031	3.9%	2,804	—
				Total	47,409	53,799
Subordinated bonds—CLP
	27,776	1997	2022	7.45% to 8.30%	36	74
	180,351	2008	2033	3.50% to 4.92%	1,423	1,515
	97,962	2009	2035	4.75%	1,079	1,135
	1,060,250	2010	2032	4.35%	106	111
	1,060,250	2010	2035	3.90% to 3.96%	244	255
	1,060,250	2010	2036	4.48%	1,160	885
	1,060,250	2010	2038	3.9%	845	1,215
	1,060,250	2010	2040	4.15% to 4.29%	651	682
	1,060,250	2010	2042	4.45%	317	332
	57,168	2014	2034	3.8%	414	434
				Total	6,275	6,638
Subordinated bonds—COP
	104,000	2013	2023	IPC + 2%	145	160
	146,000	2013	2028	IPC + 2%	203	224
	648,171	2014	2024	LIB	939	899
				Total	1,287	1,283

Total					75,036	74,916